Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
1 / December 2024
Issues
Maturity
Date
Principal
Amount Value
BONDS – 111 .04%
ASSET-BACKED SECURITIES — 4 .74% **
AMMC CLO 24 Ltd.,
Series 2021-24A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.20%)
5.76% 01/20/35
1,2,3
$ 75,000 $ 75,026
AMMC CLO 30 Ltd.,
Series 2024-30A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.68%)
6.34% 01/15/37
1,2,3
70,000 70,470
Apidos CLO XII,
Series 2013-12A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.08%)
5.74% 04/15/31
1,2,3
52,658 52,725
Ares XXVII CLO Ltd.,
Series 2013-2A, Class AR3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.70% 10/28/34
1,2,3
90,000 90,279
Dryden 72 CLO Ltd.,
Series 2019-72A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
5.62% 05/15/32
1,2,3
69,586 69,648
FirstKey Homes Trust,
Series 2021-SFR2, Class E2
2.36% 09/17/38
2
100,000 94,353
FirstKey Homes Trust,
Series 2022-SFR1, Class D
5.20% 05/19/39
2
70,000 68,706
GoldenTree Loan Management U.S. CLO 11 Ltd.,
Series 2021-11A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.08%)
5.59% 10/20/34
1,2,3
70,000 70,033
GoldenTree Loan Management U.S. CLO 4 Ltd.,
Series 2019-4A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.78% 04/24/31
1,2,3
74,276 74,364
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
2
25,437 23,651
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.42%)
6.08% 07/15/36
1,2,3
70,000 70,170
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.40%)
6.06% 04/15/31
1,2,3
115,000 115,086
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust,
Series 2021-SFR11, Class E2
3.53% 01/17/39
2
$ 80,000 $ 72,269
Regatta XIII Funding Ltd.,
Series 2018-2A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
5.76% 07/15/31
1,2,3
51,852 51,915
Rockford Tower CLO Ltd.,
Series 2019-2A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.13%)
5.65% 08/20/32
1,2,3
68,417 68,492
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5
31,171 28,435
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.65% 01/25/83
1
20,000 20,755
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.65% 04/26/83
1
20,000 20,748
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
7.30% 07/25/73
1
35,000 36,272
SLM Student Loan Trust,
Series 2008-6, Class B
(SOFR90A plus 2.11%)
7.30% 07/26/83
1
20,000 20,632
SLM Student Loan Trust,
Series 2008-7, Class B
(SOFR90A plus 2.11%)
7.30% 07/26/83
1
20,000 20,666
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2
1.65% 09/15/45
2
85,000 83,020
Wachovia Student Loan Trust,
Series 2006-1, Class A6
(SOFR90A plus 0.43%)
5.62% 04/25/40
1,2
14,851 14,629
Total Asset-Backed Securities
(Cost $1,296,348) 1,312,344
CORPORATES — 48 .86% *
Banking — 7 .87%
Bank of America Corp.
2.30% 07/21/32
6
442,000 368,819
2.59% 04/29/31
6
210,000 184,891
Bank of America Corp.,
Series N
1.66% 03/11/27
6
40,000 38,552
Bank of New York Mellon Corp. (The)
(MTN)
5.83% 10/25/33
6
170,000 176,238

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
HSBC Holdings PLC
(United Kingdom)
2.80% 05/24/32
3,6
$ 155,000 $ 131,866
JPMorgan Chase & Co.
1.58% 04/22/27
6
205,000 196,875
1.95% 02/04/32
6
365,000 302,962
2.96% 01/25/33
6
135,000 116,811
PNC Financial Services Group, Inc. (The)
5.07% 01/24/34
6
130,000 126,693
5.68% 01/22/35
6
5,000 5,060
6.88% 10/20/34
6
15,000 16,384
Santander UK Group Holdings PLC
(United Kingdom)
2.47% 01/11/28
3,6
30,000 28,418
U.S. Bancorp
4.84% 02/01/34
6
160,000 153,183
5.68% 01/23/35
6
5,000 5,049
Wells Fargo & Co.
(MTN)
2.57% 02/11/31
6
80,000 70,637
3.35% 03/02/33
6
295,000 258,850
2,181,288
Communications — 3 .24%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 285,000 226,003
Cisco Systems, Inc.
5.05% 02/26/34 90,000 89,744
Comcast Corp.
1.95% 01/15/31 10,000 8,378
Discovery Communications LLC
3.63% 05/15/30 35,000 31,146
Fox Corp.
6.50% 10/13/33 65,000 68,498
Meta Platforms, Inc.
4.75% 08/15/34 100,000 97,417
Sprint Capital Corp.
8.75% 03/15/32 85,000 101,651
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
2
4,687 4,692
5.15% 03/20/28
2
81,250 81,691
T-Mobile USA, Inc.
2.55% 02/15/31 179,000 154,070
5.05% 07/15/33 35,000 34,297
897,587
Consumer Discretionary — 2 .68%
Bacardi Ltd.
(Bermuda)
4.70% 05/15/28
2,3
90,000 88,853
BAT Capital Corp.
4.39% 08/15/37 95,000 82,086
Choice Hotels International, Inc.
5.85% 08/01/34 40,000 40,136
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
Church & Dwight Co., Inc.
5.60% 11/15/32 $ 20,000 $ 20,620
Coca-Cola Co. (The)
4.65% 08/14/34 45,000 43,803
Constellation Brands, Inc.
2.88% 05/01/30 30,000 26,839
Imperial Brands Finance PLC
(United Kingdom)
4.25% 07/21/25
2,3
30,000 29,858
JDE Peet's NV
(Netherlands)
2.25% 09/24/31
2,3
120,000 97,535
Kenvue, Inc.
4.90% 03/22/33 15,000 14,762
Philip Morris International, Inc.
5.75% 11/17/32 60,000 61,740
Reynolds American, Inc.
5.70% 08/15/35 50,000 50,130
WarnerMedia Holdings, Inc.
4.28% 03/15/32 210,000 185,153
741,515
Diversified REITs — 1 .55%
American Assets Trust LP
3.38% 02/01/31 25,000 21,806
6.15% 10/01/34 5,000 4,979
American Tower Corp.
2.30% 09/15/31 148,000 123,102
2.90% 01/15/30 15,000 13,515
Crown Castle, Inc.
2.25% 01/15/31 120,000 100,942
3.30% 07/01/30 25,000 22,738
Digital Realty Trust LP
3.60% 07/01/29 10,000 9,457
Equinix, Inc.
2.50% 05/15/31 35,000 29,929
GLP Capital LP/GLP Financing II, Inc.
4.00% 01/15/30 5,000 4,651
5.30% 01/15/29 20,000 19,873
VICI Properties LP
5.13% 05/15/32 52,000 50,556
VICI Properties LP/VICI Note Co., Inc.
4.63% 06/15/25
2
15,000 14,955
Weyerhaeuser Co.
3.38% 03/09/33 15,000 13,045
429,548
Electric — 3 .80%
Alliant Energy Finance LLC
1.40% 03/15/26
2
90,000 86,240
5.95% 03/30/29
2
35,000 35,843
Ameren Corp.
3.50% 01/15/31 50,000 45,638
Appalachian Power Co.,
Series X
3.30% 06/01/27 20,000 19,332

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
3 / December 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Arizona Public Service Co.
6.35% 12/15/32 $ 100,000 $ 105,809
Berkshire Hathaway Energy Co.
1.65% 05/15/31 25,000 20,339
Black Hills Corp.
4.35% 05/01/33 36,000 33,212
Commonwealth Edison Co.
6.45% 01/15/38 20,000 21,655
Duke Energy Corp.
2.55% 06/15/31 35,000 29,946
Duke Energy Florida LLC
5.88% 11/15/33 45,000 46,905
Eurogrid GmbH
(EMTN)
(Georgia)
1.11% 05/15/32
3
100,000 88,894
Evergy Missouri West, Inc.
5.65% 06/01/34
2
50,000 50,538
Eversource Energy
4.60% 07/01/27 30,000 29,811
5.13% 05/15/33 70,000 68,082
Exelon Corp.
5.30% 03/15/33 35,000 34,927
FirstEnergy Transmission LLC
4.55% 01/15/30
2
25,000 24,354
ITC Holdings Corp.
4.95% 09/22/27
2
20,000 20,035
Jersey Central Power & Light Co.
2.75% 03/01/32
2
90,000 76,551
Narragansett Electric Co. (The)
3.40% 04/09/30
2
35,000 32,289
Oklahoma Gas and Electric Co.
5.40% 01/15/33 15,000 15,135
Public Service Co. of New Mexico
3.85% 08/01/25 40,000 39,732
Southwestern Electric Power Co.
5.30% 04/01/33 105,000 104,024
Southwestern Electric Power Co.,
Series M
4.10% 09/15/28 15,000 14,566
Xcel Energy, Inc.
3.40% 06/01/30 10,000 9,180
1,053,037
Energy — 2 .94%
Aker BP ASA
(Norway)
3.10% 07/15/31
2,3
67,000 57,908
Boston Gas Co.
3.76% 03/16/32
2
25,000 22,268
CenterPoint Energy Resources Corp.
5.40% 03/01/33 130,000 130,773
East Ohio Gas Co. (The)
2.00% 06/15/30
2
15,000 12,879
KeySpan Gas East Corp.
5.99% 03/06/33
2
85,000 86,218
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
National Gas Transmission PLC,
(EMTN)
(United Kingdom)
4.25% 04/05/30
3
$ 100,000 $ 107,692
NiSource, Inc.
5.40% 06/30/33 75,000 74,981
Piedmont Natural Gas Co., Inc.
2.50% 03/15/31 10,000 8,547
5.40% 06/15/33 65,000 65,094
Plains All American Pipeline LP/PAA Finance Corp.
4.65% 10/15/25 30,000 29,965
Southern Co. Gas Capital Corp.
4.95% 09/15/34 5,000 4,841
5.15% 09/15/32 20,000 19,956
5.75% 09/15/33 102,000 104,659
Southern Natural Gas Co. LLC
4.80% 03/15/47
2
30,000 25,085
TransCanada PipeLines Ltd.
(Canada)
4.63% 03/01/34
3
30,000 27,969
5.60% 03/31/34
3
35,000 34,903
813,738
Finance — 5 .08%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.00% 10/29/28
3
80,000 74,123
3.30% 01/30/32
3
60,000 52,372
3.88% 01/23/28
3
16,000 15,496
Air Lease Corp.
3.63% 12/01/27 26,000 25,135
4.63% 10/01/28 30,000 29,530
American Express Co.
6.49% 10/30/31
6
100,000 106,886
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
2,3
46,000 42,671
2.75% 02/21/28
2,3
10,000 9,271
4.38% 05/01/26
2,3
5,000 4,948
Citigroup, Inc.
2.52% 11/03/32
6
225,000 187,807
2.56% 05/01/32
6
70,000 59,331
3.06% 01/25/33
6
32,000 27,521
Discover Financial Services
6.70% 11/29/32 15,000 16,016
Goldman Sachs Group, Inc. (The)
1.95% 10/21/27
6
50,000 47,452
2.65% 10/21/32
6
212,000 179,333
Intercontinental Exchange, Inc.
1.85% 09/15/32 50,000 39,676
Mastercard, Inc.
4.55% 01/15/35 80,000 76,721
Morgan Stanley
(MTN)
1.79% 02/13/32
6
240,000 196,155
1.93% 04/28/32
6
215,000 176,179

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Nationwide Building Society
(United Kingdom)
1.50% 10/13/26
2,3
$ 25,000 $ 23,659
Pipeline Funding Co. LLC
7.50% 01/15/30
2
16,242 17,104
1,407,386
Food — 1 .19%
General Mills, Inc.
4.95% 03/29/33 50,000 48,793
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl
(Luxembourg)
3.75% 12/01/31
3
32,000 28,484
6.75% 03/15/34
3
50,000 53,062
Kellanova
5.25% 03/01/33 30,000 30,002
Mondelez International, Inc.
0.75% 03/17/33 100,000 84,465
Pilgrim's Pride Corp.
3.50% 03/01/32 60,000 51,788
Smithfield Foods, Inc.
2.63% 09/13/31
2
40,000 32,925
329,519
Health Care — 7 .92%
Alcon Finance Corp.
2.75% 09/23/26
2
40,000 38,658
Amgen, Inc.
5.25% 03/02/33 135,000 134,147
Ascension Health,
Series B
2.53% 11/15/29 20,000 17,999
Barnabas Health, Inc.,
Series 2012
4.00% 07/01/28 15,000 14,345
Baxter International, Inc.
3.95% 04/01/30 10,000 9,447
Bayer U.S. Finance II LLC
4.38% 12/15/28
2
25,000 24,021
Bayer U.S. Finance LLC
6.50% 11/21/33
2
105,000 106,828
Becton Dickinson & Co.
3.70% 06/06/27 20,000 19,528
Bristol-Myers Squibb Co.
5.20% 02/22/34 135,000 134,767
Centene Corp.
3.00% 10/15/30 85,000 73,401
Cigna Group (The)
2.40% 03/15/30 105,000 91,906
CVS Health Corp.
3.25% 08/15/29 40,000 36,425
5.30% 06/01/33 150,000 143,927
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 35,000 30,948
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Elanco Animal Health, Inc.
6.65% 08/28/28 $ 15,000 $ 15,269
Elevance Health, Inc.
5.50% 10/15/32 60,000 60,613
Fresenius Medical Care U.S. Finance III, Inc.
1.88% 12/01/26
2
20,000 18,818
GE HealthCare Technologies, Inc.
4.80% 08/14/29 65,000 64,416
HCA, Inc.
3.63% 03/15/32 75,000 66,130
4.13% 06/15/29 65,000 62,090
Health Care Service Corp. A Mutual Legal Reserve Co.
5.45% 06/15/34
2
65,000 65,028
Humana, Inc.
3.70% 03/23/29 10,000 9,442
5.38% 04/15/31 150,000 148,853
Illumina, Inc.
2.55% 03/23/31 25,000 21,250
5.75% 12/13/27 15,000 15,403
IQVIA, Inc.
6.25% 02/01/29 35,000 36,176
Medtronic Global Holdings SCA
(Luxembourg)
4.50% 03/30/33
3
20,000 19,145
Pfizer Investment Enterprises Pte Ltd.
(Slovenia)
4.75% 05/19/33
3
35,000 33,941
Premier Health Partners,
Series G
2.91% 11/15/26 15,000 14,412
Providence St. Joseph Health Obligated Group,
Series H
2.75% 10/01/26 20,000 19,318
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30 20,000 16,661
Revvity, Inc.
2.55% 03/15/31 35,000 29,676
Roche Holdings, Inc.
4.59% 09/09/34
2
65,000 62,396
5.59% 11/13/33
2
100,000 103,498
Royalty Pharma PLC
(United Kingdom)
1.75% 09/02/27
3
25,000 23,041
Smith & Nephew PLC
(United Kingdom)
2.03% 10/14/30
3
30,000 25,172
STERIS Irish FinCo UnLtd Co.
(Ireland)
2.70% 03/15/31
3
30,000 25,926
Stryker Corp.
3.38% 09/11/32 100,000 104,859
Thermo Fisher Scientific, Inc.
5.09% 08/10/33 34,000 33,827
UnitedHealth Group, Inc.
5.15% 07/15/34 170,000 167,776

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
5 / December 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Universal Health Services, Inc.
1.65% 09/01/26 $ 35,000 $ 33,142
Zoetis, Inc.
5.60% 11/16/32 20,000 20,624
2,193,249
Health Care REITs — 0 .19%
DOC DR LLC
4.30% 03/15/27 26,000 25,709
Healthcare Realty Holdings LP
3.10% 02/15/30 15,000 13,469
3.88% 05/01/25 4,000 3,977
Ventas Realty LP
4.13% 01/15/26 10,000 9,928
53,083
Hotel & Resort REITs — 0 .10%
Host Hotels & Resorts LP,
Series I
3.50% 09/15/30 30,000 27,195
Industrial REITs — 0 .80%
Americold Realty Operating Partnership LP
5.41% 09/12/34 45,000 43,141
LXP Industrial Trust
2.38% 10/01/31 25,000 20,338
2.70% 09/15/30 25,000 21,635
Prologis Euro Finance LLC
4.00% 05/05/34 100,000 106,729
Rexford Industrial Realty LP
2.13% 12/01/30 5,000 4,190
2.15% 09/01/31 30,000 24,431
220,464
Industrials — 1 .95%
Amcor Finance USA, Inc.
3.63% 04/28/26 25,000 24,598
5.63% 05/26/33 15,000 15,194
BAE Systems Holdings, Inc.
3.85% 12/15/25
2
10,000 9,911
Berry Global, Inc.
1.57% 01/15/26 20,000 19,311
1.65% 01/15/27 20,000 18,734
5.65% 01/15/34
2
85,000 85,444
Boeing Co. (The)
3.63% 02/01/31 100,000 90,830
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.64%)
5.20% 05/05/26
1
10,000 10,016
Sealed Air Corp.
1.57% 10/15/26
2
30,000 28,243
Smurfit Kappa Treasury ULC
(Ireland)
5.44% 04/03/34
2,3
200,000 200,063
Sonoco Products Co.
3.13% 05/01/30 25,000 22,512
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.63% 04/28/26
2,3
$ 15,000 $ 14,745
539,601
Information Technology — 3 .23%
AppLovin Corp.
5.50% 12/01/34 70,000 69,416
Atlassian Corp.
5.50% 05/15/34 105,000 105,680
Broadcom, Inc.
2.60% 02/15/33
2
65,000 53,795
3.42% 04/15/33
2
20,000 17,536
Cadence Design Systems, Inc.
4.70% 09/10/34 110,000 105,585
Constellation Software, Inc.
(Canada)
5.46% 02/16/34
2,3
100,000 100,640
Fiserv, Inc.
2.65% 06/01/30 20,000 17,688
5.63% 08/21/33 20,000 20,373
Micron Technology, Inc.
2.70% 04/15/32 15,000 12,584
Netflix, Inc.
3.63% 06/15/25
2
20,000 19,887
Open Text Corp.
(Canada)
6.90% 12/01/27
2,3
72,000 74,388
Oracle Corp.
2.88% 03/25/31 70,000 61,584
6.25% 11/09/32 90,000 95,443
Take-Two Interactive Software, Inc.
4.00% 04/14/32 65,000 60,070
Uber Technologies, Inc.
4.80% 09/15/34 85,000 81,241
895,910
Insurance — 2 .88%
Aon Corp.
2.80% 05/15/30 40,000 35,645
Athene Global Funding
1.61% 06/29/26
2
5,000 4,764
Berkshire Hathaway Finance Corp.
2.00% 03/18/34 100,000 94,311
Brown & Brown, Inc.
4.20% 03/17/32 30,000 27,711
Equitable Financial Life Global Funding
1.30% 07/12/26
2
25,000 23,752
Farmers Exchange Capital
7.05% 07/15/28
2
20,000 20,755
Farmers Insurance Exchange
4.75% 11/01/57
2,6
65,000 52,697
Marsh & McLennan Cos., Inc.
2.25% 11/15/30 30,000 25,899
Metropolitan Life Global Funding I
2.95% 04/09/30
2
220,000 199,040

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
MMI Capital Trust I,
Series B
7.63% 12/15/27 $ 50,000 $ 52,693
New York Life Global Funding
5.00% 01/09/34
2
160,000 158,311
New York Life Insurance Co.
5.88% 05/15/33
2
65,000 67,320
Progressive Corp. (The)
3.20% 03/26/30 10,000 9,242
Willis North America, Inc.
5.35% 05/15/33 25,000 24,865
797,005
Materials — 0 .41%
Georgia-Pacific LLC
2.30% 04/30/30
2
20,000 17,509
International Flavors & Fragrances, Inc.
2.30% 11/01/30
2
95,000 80,725
3.27% 11/15/40
2
20,000 14,275
112,509
Office REITs — 0 .20%
Hudson Pacific Properties LP
3.95% 11/01/27 25,000 21,728
Kilroy Realty LP
3.05% 02/15/30 5,000 4,386
Piedmont Operating Partnership LP
2.75% 04/01/32 35,000 27,903
54,017
Residential REITs — 0 .66%
American Homes 4 Rent LP
2.38% 07/15/31 30,000 25,106
Essex Portfolio LP
2.65% 03/15/32 10,000 8,439
5.50% 04/01/34 70,000 70,103
Invitation Homes Operating Partnership LP
5.50% 08/15/33 70,000 69,655
UDR, Inc.
(MTN)
4.40% 01/26/29 10,000 9,726
183,029
Retail — 0 .06%
Starbucks Corp.
2.55% 11/15/30 20,000 17,533
Services — 1 .35%
Global Payments, Inc.
5.30% 08/15/29 60,000 60,155
Moody's Corp.
4.25% 08/08/32 20,000 19,014
Northwestern University
3.69% 12/01/38 20,000 17,110
RELX Capital, Inc.
3.00% 05/22/30 20,000 18,168
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Services (continued)
Republic Services, Inc.
2.90% 07/01/26 $ 5,000 $ 4,891
S&P Global, Inc.
2.90% 03/01/32 10,000 8,728
Waste Management, Inc.
4.95% 03/15/35 215,000 209,480
Worldline SA
(France)
0.00% 07/30/25
3,7
75 9,028
0.00% 07/30/26
3,7
275 27,410
373,984
Specialized REITs — 0 .32%
CubeSmart LP
4.38% 02/15/29 15,000 14,580
Extra Space Storage LP
2.20% 10/15/30 40,000 34,143
NNN REIT, Inc.
5.60% 10/15/33 40,000 40,349
89,072
Transportation — 0 .44%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 18,273 16,884
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75% 05/15/32 25,355 21,963
Norfolk Southern Corp.
3.00% 03/15/32 15,000 13,101
Union Pacific Corp.
2.89% 04/06/36 20,000 16,159
United Airlines Pass-Through Trust,
Series 2023-1, Class A
5.80% 01/15/36 53,771 54,645
122,752
Total Corporates
(Cost $13,828,498) 13,533,021
MORTGAGE-BACKED — 29 .73% **
Non-Agency Commercial Mortgage-Backed — 8 .69%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2
3.90% 08/10/35
2
69,000 68,108
245 Park Avenue Trust,
Series 2017-245P, Class A
3.51% 06/05/37
2
115,000 109,832
BFLD Mortgage Trust,
Series 2024-VICT, Class A
(CME Term SOFR 1-Month plus 1.89%)
6.29% 07/15/41
1,2
39,000 39,168
BPR Trust,
Series 2022-OANA, Class A
(CME Term SOFR 1-Month plus 1.90%)
6.30% 04/15/37
1,2
50,000 50,253

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
7 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
BX Trust,
Series 2019-OC11, Class C
3.86% 12/09/41
2
$ 79,000 $ 72,111
BX Trust,
Series 2021-LBA, Class DV
(CME Term SOFR 1-Month plus 1.71%)
6.11% 02/15/36
1,2
33,214 32,965
BX Trust,
Series 2021-VIEW, Class A
(CME Term SOFR 1-Month plus 1.39%)
5.79% 06/15/36
1,2
50,000 49,786
BX Trust,
Series 2023-DELC, Class B
(CME Term SOFR 1-Month plus 3.34%)
7.74% 05/15/38
1,2
32,000 32,333
BXP Trust,
Series 2017-GM, Class B
3.42% 06/13/39
2,6
100,000 94,989
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class B
(CME Term SOFR 1-Month plus 1.55%)
5.95% 12/15/37
1,2
67,000 67,047
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class D
(CME Term SOFR 1-Month plus 2.05%)
6.45% 12/15/37
1,2
33,000 33,031
Citigroup Commercial Mortgage Trust,
Series 2020-555, Class A
2.65% 12/10/41
2
100,000 86,497
Commercial Mortgage Trust,
Series 2014-UBS3, Class XA (IO)
0.44% 06/10/47
6
96,456 1
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
0.42% 09/10/47
4,5,6
161,103 2
Commercial Mortgage Trust,
Series 2016-787S, Class A
3.55% 02/10/36
2
35,000 34,049
Commercial Mortgage Trust,
Series 2024-277P, Class A
6.34% 08/10/44
2
79,000 81,423
Credit Suisse Mortgage Capital Trust,
Series 2021-B33, Class A2
3.17% 10/10/43
2
100,000 84,949
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class AS
4.17% 11/15/48
6
50,000 49,254
CSAIL Commercial Mortgage Trust,
Series 2019-C18, Class A2
2.84% 12/15/52 20,762 20,720
DOLP Trust,
Series 2021-NYC, Class A
2.96% 05/10/41
2
106,000 90,908
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class A
3.55% 09/10/35
2,6
56,000 54,832
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.35% 02/10/37
2,6
$ 375,000 $ 168
GS Mortgage Securities Corp. Trust,
Series 2023-FUN, Class B
(CME Term SOFR 1-Month plus 2.79%)
7.19% 03/15/28
1,2
100,000 100,867
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.43% 08/10/43
2,6
2,341,645 3,580
GS Mortgage Securities Trust,
Series 2011-GC5, Class XA (IO)
0.00% 08/10/44
2,6
155,465 92
GWT,
Series 2024-WLF2, Class B
(CME Term SOFR 1-Month plus 2.14%)
6.54% 05/15/41
1,2
37,000 37,256
Houston Galleria Mall Trust,
Series 2015-HGLR, Class A1A2
3.09% 03/05/37
2
50,000 49,749
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA (IO)
0.40% 09/15/47
6
141,153 1
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class XA (IO)
0.54% 11/15/47
6
338,434 3
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class XB (IO)
1.30% 11/15/43
2,6
425,656 912
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A
2.85% 09/06/38
2,6
70,000 67,339
Manhattan West Mortgage Trust,
Series 2020-1MW, Class B
2.33% 09/10/39
2,6
100,000 91,944
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class B
(CME Term SOFR 1-Month plus 1.22%)
5.61% 04/15/38
1,2
36,000 35,959
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
0.96% 04/15/48
6
567,691 6
NRTH Mortgage Trust,
Series 2024-PARK, Class A
(CME Term SOFR 1-Month plus 1.64%)
6.04% 03/15/39
1,2
135,000 135,288
SCOTT Trust,
Series 2023-SFS, Class A
5.91% 03/10/40
2
110,000 111,775
SMRT,
Series 2022-MINI, Class B
(CME Term SOFR 1-Month plus 1.35%)
5.75% 01/15/39
1,2
33,000 32,791

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 8
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
SREIT Trust,
Series 2021-MFP, Class B
(CME Term SOFR 1-Month plus 1.19%)
5.59% 11/15/38
1,2
$ 47,843 $ 47,781
SREIT Trust,
Series 2021-MFP2, Class C
(CME Term SOFR 1-Month plus 1.49%)
5.88% 11/15/36
1,2
100,000 99,821
SREIT Trust,
Series 2021-PALM, Class C
(CME Term SOFR 1-Month plus 1.07%)
5.47% 10/15/34
1,2
50,000 49,748
TCO Commercial Mortgage Trust
(CME Term SOFR 1-Month plus 1.59%)
6.09% 12/15/39
1,2
100,000 100,109
UBS Commercial Mortgage Trust,
Series 2019-C17, Class AS
3.20% 10/15/52 60,000 53,268
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.18% 08/10/49
2,4,5,6
245,012 650
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class XA (IO)
0.58% 07/15/58
6
1,950,062 3,843
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class AS
3.86% 12/15/59
6
52,000 50,355
Wells Fargo Commercial Mortgage Trust,
Series 2024-SVEN, Class A
6.01% 06/10/37
2
100,000 102,177
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class A
(CME Term SOFR 1-Month plus 2.79%)
7.19% 11/15/27
1,2
80,000 80,948
2,408,688
Non-Agency Mortgage-Backed — 6 .29%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R11, Class M3
(CME Term SOFR 1-Month plus 0.86%)
5.20% 01/25/36
1
68,886 67,332
Asset-Backed Funding Certificates,
Series 2006-OPT1, Class A3D
(CME Term SOFR 1-Month plus 0.59%)
4.93% 09/25/36
1
55,000 53,958
Bear Stearns ARM Trust,
Series 2004-1, Class 12A5
5.23% 04/25/34
6
5,076 4,494
Bombardier Capital Mortgage Securitization Corp.,
Series 2000-A, Class A2
7.58% 06/15/30
6
19,426 1,622
Carrington Mortgage Loan Trust,
Series 2006-FRE1, Class A3
(CME Term SOFR 1-Month plus 0.26%)
4.60% 04/25/36
1
55,465 54,184
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Carrington Mortgage Loan Trust,
Series 2007-HE1, Class A4
(CME Term SOFR 1-Month plus 0.40%)
4.74% 06/25/37
1
$ 85,000 $ 79,204
Chase Mortgage Finance Trust,
Series 2024-10, Class A4A
5.50% 10/25/55
2,6
121,125 120,130
CIM Trust,
Series 2021-R4, Class A1A
2.00% 05/01/61
2,6
48,952 43,379
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.74%)
5.08% 02/25/35
1
31,713 29,443
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A1
(CME Term SOFR 1-Month plus 1.01%)
5.35% 10/25/47
1
15,960 14,456
Cross Mortgage Trust,
Series 2024-H6, Class A1
5.13% 09/25/69
2,6
97,961 97,086
Fannie Mae Connecticut Avenue Securities,
Series 2022-R01, Class 1M2
(SOFR30A plus 1.90%)
6.47% 12/25/41
1,2
50,000 50,748
Fannie Mae Connecticut Avenue Securities,
Series 2024-R01, Class 1M2
(SOFR30A plus 1.80%)
6.37% 01/25/44
1,2
50,000 50,553
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-DNA6, Class M2
(SOFR30A plus 1.50%)
6.07% 10/25/41
1,2
50,000 50,320
GCAT Trust,
Series 2023-INV1, Class A7
6.00% 08/25/53
2,6
78,379 78,659
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
5.33% 09/25/35
6
7,474 7,084
Home Equity Asset Trust,
Series 2005-4, Class M6
(CME Term SOFR 1-Month plus 1.19%)
4.44% 10/25/35
1
65,422 64,276
Impac CMB Trust,
Series 2007-A, Class A
(CME Term SOFR 1-Month plus 0.61%)
4.95% 05/25/37
1,2
68,026 64,261
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX3, Class A1
(CME Term SOFR 1-Month plus 0.59%)
4.93% 06/25/37
1
109,658 99,724
Long Beach Mortgage Loan Trust,
Series 2006-1, Class 1A
(CME Term SOFR 1-Month plus 0.55%)
4.89% 02/25/36
1
2,473 2,425

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
9 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MFA Trust,
Series 2021-INV1, Class A3
1.26% 01/25/56
2,6
$ 62,201 $ 59,873
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A1
5.71% 07/25/34
6
7,491 7,385
New Residential Mortgage Loan Trust,
Series 2022-NQM4, Class A1 (STEP-reset date 01/25/25)
5.00% 06/25/62
2
79,669 78,860
OBX Trust,
Series 2024-HYB1, Class A1
3.63% 03/25/53
2,6
72,263 71,135
OBX Trust,
Series 2024-NQM14, Class A1 (STEP-reset date 01/25/25)
4.94% 09/25/64
2
96,214 94,948
OBX Trust,
Series 2024-NQM15, Class A1 (STEP-reset date 01/25/25)
5.32% 10/25/64
2
97,774 97,348
Saxon Asset Securities Trust,
Series 2007-2, Class A2A
(CME Term SOFR 1-Month plus 0.21%)
4.55% 05/25/47
1
58,413 41,228
Structured Asset Mortgage Investments II Trust,
Series 2004-AR1, Class 1A2
(CME Term SOFR 1-Month plus 0.81%)
5.18% 03/19/34
1
958 901
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A1
(CME Term SOFR 1-Month plus 0.27%)
4.61% 01/25/37
1
100,009 95,272
Structured Asset Securities Corp.,
Series 2005-WF1, Class M4
(CME Term SOFR 1-Month plus 1.24%)
5.58% 02/25/35
1
66,010 66,321
Verus Securitization Trust,
Series 2023-4, Class A1 (STEP-reset date 02/25/25)
5.81% 05/25/68
2
85,725 86,013
Wells Fargo Home Equity Trust Mortgage Pass-Through
Certificates,
Series 2004-1, Class 2A1
(CME Term SOFR 1-Month plus 0.71%)
5.05% 04/25/34
1
9,206 8,867
1,741,489
U.S. Agency Commercial Mortgage-Backed — 0 .09%
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.04% 04/25/36
6
40,839 —
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.70% 01/25/39
6
244,155 1,284
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K049, Class X3 (IO)
1.55% 10/25/43
6
250,000 2,072
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2012-112, Class IO (IO)
0.11% 02/16/53
6
$ 1,632,879 $ 5,497
Ginnie Mae,
Series 2013-1, Class IO (IO)
0.58% 02/16/54
6
432,896 4,962
Ginnie Mae,
Series 2013-125, Class IO (IO)
0.24% 10/16/54
6
642,844 10,265
24,080
U.S. Agency Mortgage-Backed — 14 .66%
Fannie Mae Pool BW9897
4.50% 10/01/52 21,124 19,895
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X SOFR30A plus 5.89%, 6.00% Cap)
1.32% 11/25/41
1
43,562 2,911
Fannie Mae REMICS,
Series 2012-128, Class UA
2.50% 06/25/42 18,228 15,278
Fannie Mae REMICS,
Series 2013-5, Class GF
(SOFR30A plus 1.21%)
5.00% 10/25/42
1
27,673 26,079
Fannie Mae REMICS,
Series 2024-73, Class FB
(SOFR30A plus 1.20%)
5.77% 10/25/54
1
38,066 37,957
Freddie Mac Pool SD8189
2.50% 01/01/52 40,681 33,287
Freddie Mac Pool SD8199
2.00% 03/01/52 42,874 33,405
Freddie Mac REMICS,
Series 4064, Class TB
3.50% 06/15/42 98,618 91,659
Freddie Mac Strips,
Series 240, Class IO (IO)
5.50% 07/15/36 111,699 21,542
Ginnie Mae (TBA)
2.50% 01/20/55 100,000 83,503
4.00% 01/20/55 150,000 138,196
4.50% 01/20/55 250,000 236,374
5.00% 01/20/55 300,000 291,021
5.50% 01/20/55 100,000 99,120
Ginnie Mae II Pool MA8427
4.50% 11/20/52 131,014 124,321
Ginnie Mae,
Series 2003-110, Class S (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.49%, 6.60% Cap)
2.12% 10/20/33
1
126,205 6,794
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 18,686 16,666

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 10
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2018-154, Class BP
3.50% 11/20/48 $ 1,900 $ 1,749
Ginnie Mae,
Series 2019-15, Class GT
3.50% 02/20/49 16,135 14,477
Ginnie Mae,
Series 2023-113, Class FD
(SOFR30A plus 1.35%)
5.95% 08/20/53
1
40,118 40,408
UMBS (TBA)
2.00% 01/01/55 250,000 194,411
2.50% 01/01/55 250,000 203,565
3.00% 01/01/55 300,000 254,565
3.50% 01/01/55 425,000 375,876
4.00% 01/01/55 450,000 411,263
4.50% 01/01/55 825,000 775,641
5.00% 01/01/55 325,000 313,543
5.50% 01/01/55 200,000 197,293
4,060,799
Total Mortgage-Backed
(Cost $8,950,724) 8,235,056
MUNICIPAL BONDS — 1 .59% *
California — 0 .12%
San Francisco City & County Airport Commercial-San
Francisco International Airport Revenue Bonds, Series C
3.05% 05/01/34 20,000 16,983
Santa Monica Community College District General
Obligation Bonds
2.05% 08/01/33 20,000 15,997
32,980
Florida — 0 .05%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 15,000 13,794
Maryland — 0 .22%
City of Baltimore Revenue Bonds, Series B
2.13% 07/01/33 15,000 12,027
Maryland Economic Development Corp. Revenue Bonds,
School Improvements
5.43% 05/31/56 50,000 48,012
60,039
Massachusetts — 0 .08%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11% 07/15/31 9,900 9,513
Massachusetts School Building Authority Revenue Bonds,
Series B
2.97% 10/15/32 15,000 13,140
22,653
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Michigan — 0 .08%
University of Michigan Revenue Bonds, Series C
3.44% 04/01/31 $ 25,000 $ 23,320
New York — 1 .04%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
3.73% 08/01/29 5,000 4,791
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series D
2.50% 11/01/33 50,000 40,953
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series E
1.97% 02/01/33 100,000 79,971
New York State Dormitory Authority Revenue Bonds, Series
C
1.95% 03/15/29 75,000 67,222
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29% 03/15/33 50,000 49,651
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series B
2.97% 03/15/34 15,000 12,723
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series F
2.00% 03/15/33 15,000 11,897
New York State Urban Development Corp. Revenue Bonds,
Transit Improvements, Series B
2.59% 03/15/35 25,000 20,089
287,297
Total Municipal Bonds
(Cost $514,529) 440,083
U.S. TREASURY SECURITIES — 26 .12%
U.S. Treasury Notes — 26 .12%
U.S. Treasury Notes
4.00% 12/15/27 430,000 426,758
4.13% 11/30/29 515,000 509,367
4.25% 11/30/26 580,000 580,000
4.25% 12/31/26 2,455,000 2,455,336
4.25% 11/15/34 830,000 808,926
4.38% 12/31/29 2,455,000 2,454,137
Total U.S. Treasury Securities
(Cost $7,244,066) 7,234,524
Total Bonds — 111 .04%
(Cost $31,834,165)
30,755,028
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 2 .39%
Money Market Funds — 2 .39%
Fidelity Investments Money Market Funds - Government
Portfolio
4.38%
8
108,860 108,860

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
11 / December 2024
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
TCW Central Cash Fund
0.01%
8,9
553,664 $ 553,664
Total Short-Term Investments
(Cost $662,524) 662,524
Total Investments - 113.43%
(Cost $32,496,689) 31,417,552
Liabilities in Excess of Other Assets - (13.43)% (3,718,648)
Net Assets - 100.00% $ 27,698,904
1
Floating rate security. The rate disclosed was in effect at December 31, 2024.
2
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $29,087, which is 0.11% of total net assets.
6
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
7
Zero coupon bond. The rate shown is the effective yield as of December 31, 2024.
8
Represents the current yield as of December 31, 2024.
9
Affiliated investment.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(IO): Interest Only
(MTN): Medium-Term Note
(REIT): Real Estate Investment Trust
(S&P): Standard & Poor’s
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 754,875 EUR 687,400 Goldman Sachs International 01/17/25 $ 42,593
EUR 90,000 USD 95,283 Goldman Sachs International 01/17/25 (2,025)
NET UNREALIZED APPRECIATION $ 40,568
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 67 03/31/25 $ 13,775,828 $ 5,083 $ 5,083
U.S. Treasury Five-Year Note 16 03/31/25 1,700,875 (9,081) (9,081)
15,476,703 (3,998) (3,998)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 19 03/20/25 (2,114,937) 27,866 27,866
U.S. Treasury Ultra Bond 7 03/20/25 (832,344) 23,693 23,693
Euro-Bund Future 4 03/06/25 (552,708) 15,196 15,196
(3,499,989) 66,755 66,755
TOTAL FUTURES CONTRACTS $ 11,976,714 $ 62,757 $ 62,757

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 12
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
SWAPS: INTEREST RATE
Interest Rate Swap
1
12/20/53
USD-SOFR-
COMPOUND Annual 3.52% Annual $ 69 $ 5,156 $ — $ 5,156
TOTAL SWAPS CONTRACTS $ 69 $ 5,156 $ — $ 5,156
1
Centrally cleared.

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
13 / December 2024
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago
Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 14
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2024 is as follows:
INVESTMENT GRADE CREDIT FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 662,524 $ — $ — $ 662,524
Long-Term Investments:
Asset-Backed Securities — 1,283,909 28,435 1,312,344
Corporates — 13,533,021 — 13,533,021
Mortgage-Backed Securities — 8,234,404 652 8,235,056
Municipal Bonds — 440,083 — 440,083
U.S. Treasury Securities 7,234,524 — — 7,234,524
Other Financial Instruments
*
Assets:
Foreign Currency Exchange Contracts
Foreign Currency Risk — 42,593 — 42,593
Futures Contracts
Interest Rate Risk 71,837 — — 71,837
Swaps Agreements
Interest Rate Risk — 5,156 — 5,156
Liabilities:
Foreign Currency Exchange Contracts
Foreign Currency Risk — (2,025) — (2,025)
Futures Contracts
Interest Rate Risk (9,081) — — (9,081)
Total $ 7,959,804 $ 23,537,141 $ 29,087 $ 31,526,032
*Other financial instruments include foreign currency exchange contracts, futures and swaps.

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
15 / December 2024
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2024, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
INVESTMENT GRADE
CREDIT FUND
ASSET-BACKED
SECURITIES
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2024 $ 29,461 $ 1,738 $ 31,199
Accrued discounts/premiums — (5,494) (5,494)
Realized gain (loss) — — —
Change in unrealized appreciation* 788 4,408 5,196
Purchases — — —
Sales (1,814) — (1,814)
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
December 31, 2024
$ 28,435 $ 652 $ 29,087
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2024 was $5,196 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2024.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2024, are as follows:
INVESTMENT GRADE CREDIT
FUND
FAIR VALUE AT
12/31/24
VALUATION
TECHNIQUE* UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $28,435 Broker Quote Offered Quote $91.22 $91.22 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $652 Third-Party Vendor Vendor Prices $0.00 - $0.27 $0.26 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
Investment transactions in the shares of affiliated issuers for the period ended December 31, 2024 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
SHARES
HELD AT END
OF PERIOD
REALIZED
GAIN
(LOSS)
CHANGE IN
UNREALIZED
APPRECIATION
TCW Central Cash Fund $— $29,123,664 $(28,570,000) $25,796 $553,664 553,664 $— $—